Shareholder Report, Holdings (Details) - Alpha Fiduciary Quantitative Strategy Fund	Jul. 31, 2026
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.43%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
iShares Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	77.43%
Goldman Sachs Financial Square Treasury Instrument Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.09%